SHARE-BASED PAYMENTS - Narrative (Details)		8 Months Ended	12 Months Ended
	Aug. 11, 2022	Mar. 31, 2023 shares	Mar. 31, 2023 shares	Jun. 03, 2020 EquityInstruments
SHARE-BASED PAYMENTS
Expiration term			12 months
Stock split ratio	5	5
Reunion Replacement Options
SHARE-BASED PAYMENTS
Number of options exchanged		1	1
Field Trip H & W Option
SHARE-BASED PAYMENTS
Number of options exchanged		0.85983356	0.85983356
Stock Option Plan
SHARE-BASED PAYMENTS
Number of shares available for issuance		206,625	206,625
Stock Option Plan | Minimum
SHARE-BASED PAYMENTS
Vesting period			4 years
Stock Option Plan | Maximum
SHARE-BASED PAYMENTS
Expiration term			10 years
Vesting period			10 years
Share Purchase Agreement with Darwin Inc
SHARE-BASED PAYMENTS
Number of shares issued | EquityInstruments				862,500